Share based payments - RSU and PSU activity (Details)	9 Months Ended
Sep. 30, 2024 shares
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	488,833
Granted (in shares)	427,539
Ending balance (in shares)	916,372
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,019,186
Granted (in shares)	1,048,914
Released (in shares)	(382,283)
Forfeited (in shares)	(230,032)
Ending balance (in shares)	1,455,785